Debt (Tables)	6 Months Ended
Jun. 30, 2015
Debt Disclosure [Abstract]
Summarized Debt

Debt is summarized as follows (in millions):

	June 30,	December 31,
	2015	2014
Senior Secured Revolving Credit Facility	$30.0	$20.0
Senior Secured Term Loan Facility	286.5	288.0
Senior Notes	400.0	400.0
Capital lease obligations	0.2	0.2
Unamortized original issue discount	(0.2)	(0.3)

	716.5	707.9
Less:
Current maturities	33.1	23.1

Long-term debt	$683.4	$684.8

Schedule of Future Repayments of Debt Outstanding	Below is a schedule of required future repayments of all debt outstanding on June 30, 2015 (in millions).

Remainder of 2015	$31.5
2016	3.1
2017	282.1
2018	—
2019	400.0

$716.7

Summary of Net Interest Expense

The following table provides the detail of net interest expense for the respective periods (in millions). No interest was capitalized during the six months ended June 30, 2015. Capitalized interest was $0.1 million for the six months ended June 30, 2014.

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Interest expense
Senior Secured Revolving Credit Facility	$0.4	$—	$0.7	$—
Senior Secured Term Loan Facility	0.7	0.7	1.4	1.4
Senior Notes	8.6	8.6	17.2	17.2
Other	0.3	0.2	0.5	0.6
Amortization
Debt issue costs
Senior Secured Term Loan Facility	0.2	0.2	0.3	0.2
Senior Notes	0.4	0.3	0.8	0.6
Senior Secured Revolving Credit Facility	0.1	0.1	0.2	0.2
Original issue discounts	—	0.1	0.1	0.2
Unrealized foreign exchange (gains) losses	(9.7)	1.2	(14.5)	6.4

Total interest expense	1.0	11.4	6.7	26.8
Interest income	—	(0.1)	—	(0.1)

Interest expense, net	$1.0	$11.3	$6.7	$26.7